Filed pursuant to Rule 497(e)
under the Securities Act of 1933,
as amended Securities Act File
No. 333-141120

POLEN U.S. SMALL COMPANY GROWTH FUND

(THE “FUND”)

FUNDVANTAGE TRUST

(THE “TRUST”)

Supplement dated January 26, 2022 to the Fund’s Prospectus and Statement of Additional Information (“SAI”) dated September 1, 2021

The information in this Supplement updates and amends certain information contained in the Prospectus and SAI for the Fund and should be read in conjunction with such Prospectus and SAI.

Changes to the Fund’s Portfolio Management Team

Effective January 21, 2022, Tucker Walsh is no longer serving as Portfolio Manager of the Fund. Rayna Lesser Hannaway continues to serve as Portfolio Manager, and is primarily responsible for the day-to-day investment activities of the Fund.

Accordingly, the Prospectus and SAI are revised as follows:

1.	The Section entitled “Portfolio Managers” on page 5 of the Prospectus is hereby amended by deleting the heading and related disclosure in their entirety and inserting the following:

Portfolio Manager

Rayna Lesser Hannaway, Head of Team, Portfolio Manager and Analyst, has served as a portfolio manager for the Fund since 2018. She has been a member of Polen Capital’s Small Company Growth Team since joining the firm in 2017.

2.	The Section entitled “Portfolio Managers” on page 10 of the Prospectus is hereby amended by deleting the heading and related disclosure in their entirety and inserting the following:

PORTFOLIO MANAGER

Rayna Lesser Hannaway, CFA, Head of Team, Portfolio Manager and Analyst, is portfolio manager of the U.S. Small Company Growth strategy and a member of the investment team at Polen Capital. Ms. Lesser Hannaway joined Polen Capital in 2017. Prior to joining Polen Capital, she spent nine years in portfolio management and two years as a research analyst at Fidelity Investments in Boston evaluating small and mid-cap companies. She also spent nine years working in small cap research for Jennison Associates and Lord Abbett & Company. Ms. Lesser Hannaway received a B.A. in Economics from Barnard College, a division of Columbia University, where she graduated summa cum laude.

The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of Fund shares.

3.	All references to Mr. Walsh on pages 42-43 of the SAI in the Section entitled “Portfolio Managers” are hereby deleted in their entirety, and the Section is hereby renamed “Portfolio Manager.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE